Cover	Feb. 24, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2022
Entity File Number	333-193821
Entity Registrant Name	1847 Holdings LLC
Entity Central Index Key	0001599407
Entity Tax Identification Number	38-3922937
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	590 Madison Avenue
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	417-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false